Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

14.	Debt

The carrying value of our long-term debt at December 31, 2014 and 2013 was as follows:

(Millions)	2014	2013
Senior notes, 6.3%, due 2014 (1)	$—	$387.3
Senior notes, 6.125%, due 2015	229.3	240.6
Senior notes, 6.0%, due 2016	—	748.9
Senior notes, 5.95%, due 2017	418.3	434.2
Senior notes, 1.75%, due 2017	249.2	248.9
Senior notes, 1.5%, due 2017	498.6	498.2
Senior notes, 6.5%, due 2018	—	494.9
Senior notes, 2.2%, due 2019	374.7	—
Senior notes, 3.95%, due 2020	745.2	744.3
Senior notes, 5.45%, due 2021	688.6	702.3
Senior notes, 4.125%, due 2021	495.5	494.8
Senior notes, 2.75%, due 2022	986.8	985.1
Senior notes, 3.5%, due 2024	746.9	—
Senior notes, 6.625%, due 2036	769.8	769.8
Senior notes, 6.75%, due 2037	530.7	530.6
Senior notes, 4.5%, due 2042	480.8	480.1
Senior notes, 4.125%, due 2042	492.8	492.6
Senior notes, 4.75%, due 2044	374.1	—
Total long-term debt	8,081.3	8,252.6
Less current portion of long-term debt (2)	229.3	387.3
Total long-term debt, less current portion	$7,852.0	$7,865.3

(1)	The 6.3% senior notes were repaid in August 2014. These notes were classified as current in the consolidated balance sheet at December 31, 2013.

(2)	At December 31, 2014, our 6.125% senior notes due January 2015 are classified as current in the accompanying consolidated balance sheet.

At December 31, 2014, we had approximately $500 million of commercial paper outstanding with a weighted-average interest rate of .30%. At December 31, 2013, we did not have any commercial paper outstanding.

We paid $379 million, $364 million and $242 million in interest in 2014, 2013 and 2012, respectively.

We are a member of the FHLBB, and as a member we have the ability to obtain cash advances, subject to certain minimum collateral requirements. Our maximum borrowing capacity available from the FHLBB at December 31, 2014 was approximately $882 million. At December 31, 2014, we did not have any outstanding borrowings from the FHLBB.

Early Extinguishment of Long-Term Debt
November 2014
On November 3, 2014, we announced the redemption for cash of the entire $495.6 million aggregate principal amount outstanding of our 6.50% senior notes due 2018. The redemption of these notes occurred on December 3, 2014 (the “December Redemption Date”) at a redemption price that included a make-whole premium, plus interest accrued and unpaid at the December Redemption Date. We financed the redemption by issuing $750 million of 3.5% senior notes due 2024 (the “November 2014 Senior Notes”). As a result of the redemption, in the fourth quarter of 2014, we recorded a loss on the early extinguishment of long-term debt of $58.1 million ($89.3 million pretax).

In April 2014, we entered into an interest rate swap with a notional value of $250 million. We designated this swap as a cash flow hedge against interest rate exposure related to the forecasted future issuance of fixed-rate debt to be primarily used to refinance long-term debt maturing in 2018. In November 2014, prior to issuing the November 2014 Senior Notes used to refinance our 6.50% senior notes due 2018 and for general corporate purposes, we terminated this swap and paid an aggregate of $15.2 million to the swap counterparty upon termination. We performed a final effectiveness test upon termination of this swap and determined there was approximately $3 million pretax of ineffectiveness that arose due to the actual debt issuance date being earlier than forecasted. The ineffectiveness was recorded as a realized capital loss in the fourth quarter of 2014. The effective portion of the hedge loss of approximately $12 million pretax was recorded in accumulated other comprehensive loss, net of tax, and is being amortized as an increase to interest expense over the first 20 semi-annual interest payments of the November 2014 Senior Notes.

March 2014
On February 7, 2014, we announced the redemption for cash of the entire $750 million aggregate principal amount outstanding of our 6.0% senior notes due 2016. The redemption of these notes occurred on March 14, 2014 (the “March Redemption Date”) at a redemption price that included a make-whole premium, plus interest accrued and unpaid at the March Redemption Date. We financed the redemption by issuing $375 million of 2.2% senior notes due 2019 and $375 million of 4.75% senior notes due 2044 (collectively, the “March 2014 Senior Notes”), together with other available resources. As a result of the redemption, in the first quarter of 2014, we recorded a loss on the early extinguishment of long-term debt of $59.7 million ($91.9 million pretax).

During June and July 2012, we entered into two interest rate swaps with an aggregate notional value of $375 million. We designated these swaps as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt to refinance our 6.0% senior notes due 2016. In March 2014, prior to issuing the March 2014 Senior Notes used to refinance our 6.0% senior notes due 2016, we terminated these swaps and received an aggregate of $34.2 million from the swap counterparties upon termination. We performed a final effectiveness test upon termination of these swaps and determined there was approximately $12 million pretax of ineffectiveness that arose due to the actual debt issuance date being earlier than forecasted. The ineffectiveness was recorded as a realized capital gain in the first quarter of 2014. The effective portion of the hedge gain of approximately $22 million pretax was recorded in accumulated other comprehensive loss, net of tax, and is being amortized as a reduction to interest expense over the first 20 semi-annual interest payments associated with the $375 million of 4.75% senior notes due 2044.

2012
In 2012, we repurchased approximately $200 million par value of our outstanding senior notes and recorded a loss on the early extinguishment of this long-term debt of $55.2 million ($84.9 million pretax) during 2012.

Interest Rate Swaps
In March 2014, we entered into two interest rate swaps with an aggregate notional value of $500 million. We designated these swaps as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt to be primarily used to refinance long-term debt maturing in 2017. At December 31, 2014, these interest rate swaps had a pretax fair value loss of $53.2 million, which was reflected net of tax in accumulated other comprehensive loss within shareholders’ equity.

Revolving Credit Facility
On March 27, 2012, we entered into an unsecured $1.5 billion five-year revolving credit agreement (the “Credit Agreement”) with several financial institutions. On September 24, 2012, in connection with the acquisition of Coventry, we entered into a First Amendment (the “First Amendment”) to the Credit Agreement and also entered into an Incremental Commitment Agreement (the “Incremental Commitment”, and together with the First Amendment and the Credit Agreement, resulting in the “Facility”). The Facility is an unsecured $2.0 billion revolving credit agreement. Upon our agreement with one or more financial institutions, we may expand the aggregate commitments under the Facility to a maximum of $2.5 billion. The Facility also provides for the issuance of up to $200 million of letters of credit at our request, which count as usage of the available commitments under the Facility. In 2013, we extended the maturity date of the Facility by one year. On March 27, 2014, we extended the maturity date of the Facility by an additional year to March 27, 2019.

Various interest rate options are available under the Facility.  Any revolving borrowings mature on the termination date of the Facility.  We pay facility fees on the Facility ranging from .070% to .150% per annum, depending upon our long-term senior unsecured debt rating.  The facility fee was .100% at December 31, 2014.  The Facility contains a financial covenant that requires us to maintain a ratio of total debt to consolidated capitalization as of the end of each fiscal quarter at or below 50%.  For this purpose, consolidated capitalization equals the sum of total shareholders’ equity, excluding any overfunded or underfunded status of our pension and OPEB plans and any net unrealized capital gains and losses, and total debt (as defined in the Facility).  We met this requirement at December 31, 2014.  There were no amounts outstanding under the Facility at any time during the year ended December 31, 2014 or 2013.